PROPERTY, PLANT AND EQUIPMENT - Schedule of Real Estate Assets, Private Equity and Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 124,268
Right-of-use assets	4,800	$ 4,400
Balance, end of period	147,617	124,268
Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	112,314
Balance, end of period	137,595	112,314
Accumulated Fair Value Changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	34,930
Balance, end of period	37,939	34,930
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(22,976)
Balance, end of period	(27,917)	(22,976)
Real Estate
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	384	393
Additions, net of disposals and assets reclassified as held for sale	11	20
Foreign currency translation	25	(2)
Fair value changes	(32)	20
Depreciation expenses	(43)	(47)
Balance, end of period	345	384
Real Estate | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	562	582
Additions, net of disposals and assets reclassified as held for sale	(19)	4
Foreign currency translation	0	(24)
Fair value changes	0	0
Depreciation expenses	0	0
Balance, end of period	543	562
Real Estate | Accumulated Fair Value Changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	58	38
Additions, net of disposals and assets reclassified as held for sale	0	0
Foreign currency translation	24	0
Fair value changes	(32)	20
Depreciation expenses	0	0
Balance, end of period	50	58
Real Estate | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(236)	(227)
Additions, net of disposals and assets reclassified as held for sale	30	16
Foreign currency translation	1	22
Fair value changes	0	0
Depreciation expenses	(43)	(47)
Balance, end of period	(248)	(236)
Private Equity and Other
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	15,666	14,950
Additions, net of disposals and assets reclassified as held for sale	1,425	1,750
Acquisitions through business combinations	239	1,349
Foreign currency translation	577	(798)
Depreciation expenses	(1,898)	(1,726)
Impairment loss recognised in profit or loss, property, plant and equipment	(174)	141
Balance, end of period	15,835	15,666
Private Equity and Other | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	21,548	19,781
Additions, net of disposals and assets reclassified as held for sale	(137)	1,372
Acquisitions through business combinations	239	1,349
Foreign currency translation	820	(954)
Depreciation expenses	0	0
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Balance, end of period	22,470	21,548
Private Equity and Other | Accumulated Fair Value Changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(611)
Balance, end of period	(701)	(611)
Private Equity and Other | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(5,271)	(4,036)
Additions, net of disposals and assets reclassified as held for sale	1,469	340
Acquisitions through business combinations	0	0
Foreign currency translation	(234)	151
Depreciation expenses	(1,898)	(1,726)
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Balance, end of period	(5,934)	(5,271)
Private Equity and Other | Accumulated Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(611)	(795)
Additions, net of disposals and assets reclassified as held for sale	93	38
Acquisitions through business combinations	0	0
Foreign currency translation	(9)	5
Depreciation expenses	0	0
Impairment loss recognised in profit or loss, property, plant and equipment	(174)	141
Balance, end of period		(611)
Property, plant and equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets	6,800	6,600
Property, plant and equipment [member] | Real Estate
Reconciliation of changes in property, plant and equipment [abstract]
Right-of-use assets	$ 86	$ 107